Accounts Payable	12 Months Ended
Dec. 31, 2021
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 9: ACCOUNTS PAYABLE

a.	Composition:

	December 31,
	2021	2020
	U.S. dollars in thousands

Trade payables	2	2
Accrued expenses	229	252

	231	254

The carrying amount of other accounts payable is a reasonable approximation of their fair value because the effect of discounting is immaterial.

b.	The carrying amount of other accounts payable is denominated in the following currencies:

	December 31,
	2021	2020
	U.S. dollars in thousands

U.S. dollars	180	160
NIS (not linked to the Israeli CPI)	51	94

	231	254